Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Intangible Assets
The Company’s intangible assets were as follows, as at:

	January 31, 2020			January 31, 2019
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$230.2	$—	$230.2	$169.4	$—	$169.4
Trademarks	219.2	—	219.2	199.8	—	199.8
Software and licences	172.1	95.5	76.6	131.5	84.3	47.2
Patents	5.3	0.9	4.4	—	—	—
Dealer networks	137.3	61.1	76.2	109.3	52.3	57.0
Customer relationships	23.6	20.1	3.5	24.2	18.9	5.3
Total	$787.7	$177.6	$610.1	$634.2	$155.5	$478.7

Summary of Changes in Company's Intangible Assets
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions	Business combinations		Transfer to right-of-use assets (Note 11)	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Goodwill	$169.4	$—	$60.8	[a]	$—	$—	$—	$230.2
Trademarks	199.8	—	19.5		—	—	(0.1)	219.2
Software and licences	47.2	44.3	—		(0.7)	(13.7)	(0.5)	76.6
Patents	—	4.9	—		—	(0.5)	—	4.4
Dealer networks	57.0	—	28.2		—	(8.6)	(0.4)	76.2
Customer relationships	5.3	—	—		—	(1.7)	(0.1)	3.5
Total	$478.7	$49.2	$108.5		$(0.7)	$(24.5)	$(1.1)	$610.1
[a]
Includes $0.8 million of post-closing adjustments related to a previous business combination.
The following table explains the changes in Company’s intangible assets during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [a]
Goodwill	$116.0	$—	$53.5	$—	$(0.1)	$169.4
Trademarks	136.0	—	63.5	—	0.3	199.8
Software and licences	40.9	20.5	—	(14.2)	—	47.2
Dealer networks	14.6	—	46.6	(5.3)	1.1	57.0
Customer relationships	7.1	—	—	(1.8)	—	5.3
Total	$314.6	$20.5	$163.6	$(21.3)	$1.3	$478.7
[a]
Leased software and licences of $0.7 million are included in the carrying amount.